Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Basic Earnings Per Common Share
Net income attributable to bank shareholders	$ 1,748	$ 2,626	$ 2,327	$ 6,864	$ 6,421
Dividends on preferred shares and distributions on other equity instruments	(81)		(66)	(301)	(273)
Net income available to common shareholders	$ 1,667		$ 2,261	$ 6,563	$ 6,148
Weighted-average number of common shares outstanding (in shares)	699,361,000		719,514,000	703,487,000	724,820,000
Basic earnings per common share (in canadian dollars per share)	$ 2.38	$ 3.54	$ 3.14	$ 9.33	$ 8.48
Diluted Earnings Per Common Share
Net income available to common shareholders	$ 1,667		$ 2,261	$ 6,563	$ 6,148
Weighted-average number of common shares outstanding (in shares)	699,361,000		719,514,000	703,487,000	724,820,000
Dilutive impact of stock options
Stock options potentially exercisable (in shares)	5,252,000		5,597,000	5,423,000	5,912,000
Common shares potentially repurchased (in shares)	(2,932,000)		(4,318,000)	(3,526,000)	(4,751,000)
Weighted-average number of diluted common shares outstanding (in shares)	701,681,000		720,793,000	705,384,000	725,981,000
Diluted earnings per common share (in canadian dollars per share)	$ 2.38	$ 3.53	$ 3.14	$ 9.30	$ 8.47
Dilutive potential shares from stock options
Dilutive impact of stock options
Outstanding options excluded from calculation of diluted earnings per share (in shares)	0		716,633	422,800	635,554
Weighted-average exercise price (in canadian dollars per share)	$ 0		$ 149.35	$ 199.52	$ 150.96